General information (Details) $ / shares in Units, $ in Thousands	Dec. 18, 2020	Jul. 03, 2018 ¥ / shares	Jul. 03, 2018 USD ($) $ / shares shares
Healthy Harmony Holdings, L.P
General information
Limited partnership interests acquired (as a percent)	99.37%
Limited partnership interests cancelled (as a percent)	0.63%
IPO
General information
Number of units issued | ¥ / shares		¥ 28,750,000
Number of class A ordinary shares per unit | $ / shares			$ 1
Number of public warrants issued per unit | ¥ / shares		1
Number of warrants issued | shares			14,375,000
Gross proceeds from issue of units | $			$ 287,500
Private placement
General information
Number of warrants issued | shares			7,750,000
Warrants issue price (in dollars per warrant) | $ / shares			$ 1.00
Gross proceeds from issue of warrants | $			$ 7,750